[SHIP]
                            [THE VANGUARD GROUP LOGO]

                            VANGUARD(R) SECTOR VIPERS

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 20, 2004


Shares of Vanguard Energy VIPERs, Vanguard Industrials VIPERs, and Vanguard Telecommunication Services VIPERs are not yet available for purchase.
















(C)2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS954 012004

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                       VANGUARD(R) U.S. SECTOR INDEX FUNDS

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 20, 2004

Shares of Vanguard Energy Index Fund, Vanguard Industrials Index Fund, and Vanguard Telecommunication Services Index Fund are not yet available for purchase.









(C)2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS5483 012004